Segment and geographical information - Segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Sales	$ 9,701	$ 10,518
Cost of products sold	(5,142)	(4,645)
Freight and other distribution costs	(963)	(846)
Export duties, net	(18)	(146)
Amortization	(589)	(584)
Selling, general and administration	(365)	(312)
Equity-based compensation	(5)	(40)
Operating earnings	2,559	3,945
Finance income (expense), net	(3)	(45)
Other income	37	(2)
Earnings before tax	2,593	3,898
Total assets	9,973	10,433
Total liabilities	2,354	2,777
Lumber
Disclosure of operating segments [line items]
Sales	4,465	4,910
NA EWP
Disclosure of operating segments [line items]
Sales	3,789	4,273
Pulp & Paper
Disclosure of operating segments [line items]
Sales	807	727
Europe EWP
Disclosure of operating segments [line items]
Sales	738	723
Corporate & Other
Disclosure of operating segments [line items]
Sales	(98)	(115)
Operating segments
Disclosure of operating segments [line items]
Sales	9,701	10,518
Cost of products sold	(5,142)	(4,645)
Freight and other distribution costs	(963)	(846)
Export duties, net	(18)	(146)
Amortization	(589)	(584)
Selling, general and administration	(365)	(312)
Equity-based compensation	(5)	(40)
Restructuring and impairment charges	(60)
Operating earnings	2,559	3,945
Finance income (expense), net	(3)	(45)
Other income	37	(2)
Earnings before tax	2,593	3,898
Total assets	9,973	10,433
Total liabilities	2,354	2,777
Capital expenditures	477	635
Operating segments | Lumber
Disclosure of operating segments [line items]
Sales	4,381	4,804
Cost of products sold	(2,489)	(2,241)
Freight and other distribution costs	(435)	(404)
Export duties, net	(18)	(146)
Amortization	(186)	(164)
Selling, general and administration	(194)	(146)
Equity-based compensation	0	0
Restructuring and impairment charges	(31)
Operating earnings	1,111	1,809
Finance income (expense), net	1	(17)
Other income	5	2
Earnings before tax	1,117	1,794
Total assets	3,685	3,557
Total liabilities	553	668
Capital expenditures	184	146
Operating segments | NA EWP
Disclosure of operating segments [line items]
Sales	3,780	4,264
Cost of products sold	(1,677)	(1,521)
Freight and other distribution costs	(329)	(262)
Export duties, net	0	0
Amortization	(306)	(289)
Selling, general and administration	(106)	(76)
Equity-based compensation	0	0
Restructuring and impairment charges	0
Operating earnings	1,371	2,125
Finance income (expense), net	(4)	(3)
Other income	16	(1)
Earnings before tax	1,383	2,121
Total assets	4,637	4,154
Total liabilities	622	552
Capital expenditures	235	424
Operating segments | Pulp & Paper
Disclosure of operating segments [line items]
Sales	802	727
Cost of products sold	(596)	(541)
Freight and other distribution costs	(153)	(137)
Export duties, net	0	0
Amortization	(35)	(34)
Selling, general and administration	(32)	(34)
Equity-based compensation	0	0
Restructuring and impairment charges	(13)
Operating earnings	(22)	(19)
Finance income (expense), net	(2)	(5)
Other income	1	2
Earnings before tax	(23)	(22)
Total assets	456	448
Total liabilities	90	99
Capital expenditures	29	35
Operating segments | Europe EWP
Disclosure of operating segments [line items]
Sales	738	723
Cost of products sold	(479)	(457)
Freight and other distribution costs	(46)	(43)
Export duties, net	0	0
Amortization	(53)	(88)
Selling, general and administration	(28)	(22)
Equity-based compensation	0	0
Restructuring and impairment charges	(15)
Operating earnings	117	113
Finance income (expense), net	0	(1)
Other income	0	0
Earnings before tax	118	112
Total assets	730	953
Total liabilities	170	223
Capital expenditures	20	28
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Sales	0	0
Cost of products sold	98	115
Freight and other distribution costs	0	0
Export duties, net	0	0
Amortization	(9)	(9)
Selling, general and administration	(5)	(34)
Equity-based compensation	(5)	(40)
Restructuring and impairment charges	0
Operating earnings	(18)	(83)
Finance income (expense), net	2	(19)
Other income	14	(5)
Earnings before tax	(2)	(107)
Total assets	465	1,321
Total liabilities	919	1,235
Capital expenditures	9	2
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Lumber
Disclosure of operating segments [line items]
Sales	84	106
Elimination of intersegment amounts | NA EWP
Disclosure of operating segments [line items]
Sales	9	9
Elimination of intersegment amounts | Pulp & Paper
Disclosure of operating segments [line items]
Sales	5	0
Elimination of intersegment amounts | Europe EWP
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Corporate & Other
Disclosure of operating segments [line items]
Sales	$ (98)	$ (115)